Basis of preparation - Impact from IFRS 16 (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	kr 50,551		kr 41,891
Non-current portion of non-current borrowings	3,009		0
Current borrowings	1,474
Right-of-use assets	3,532		3,778
Lease liabilities	kr 3,824
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		kr 3,778
Prepayments		(5)
Non-current portion of non-current borrowings		3,330
Current borrowings		658
Other liabilities		(215)
Net assets		0
Right-of-use assets		3,778
Lease liabilities		kr 3,988	kr 4,896